Share Capital, Reserves and Retained Earnings - Analysis of Share Capital Reserves (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reserves Within Equity [Abstract]
Legal reserve	€ 10,971	€ 10,971	€ 10,971
Majority shareholder capital contribution	488	488	488
Foreign operations translation reserve	1,954	5,846	5,282
Remeasurement of defined benefit plan	(370)	(158)	457
Total	€ 13,043	€ 17,147	€ 17,198